Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Income (loss) from continuing operations less noncontrolling interest									$ (75,994)	$ (508,868)	$ 190,968
Income from discontinued operations, net of tax											3,497
Net income (loss) attributable to McDermott International, Inc.	$ 8,175	$ (30,252)	$ (7,397)	$ (46,520)	$ (326,236)	$ (60,632)	$ (146,208)	$ 24,208	$ (75,994)	$ (508,868)	$ 194,465
Weighted average common shares (basic)									237,229,086	236,514,584	235,638,422
Effect of dilutive securities:
Stock options, restricted stock and restricted stock units									30,700,000		1,981,266
Adjusted weighted average common shares and assumed exercises of stock options and vesting of stock awards (diluted)									237,229,086	236,514,584	237,619,688
Basic earnings (loss) per share
Income (loss) from continuing operations less noncontrolling interest	$ 0.03	$ (0.13)	$ (0.03)	$ (0.20)	$ (1.38)	$ (0.26)	$ (0.62)	$ 0.10	$ (0.32)	$ (2.15)	$ 0.81
Income (loss) from discontinued operations, net of tax											$ 0.01
Net income (loss) attributable to McDermott International, Inc.	$ 0.03	$ (0.13)	$ (0.03)	$ (0.20)	$ (1.38)	$ (0.26)	$ (0.62)	$ 0.10	$ (0.32)	$ (2.15)	$ 0.83
Diluted earnings (loss) per share:
Income (loss) from continuing operations less noncontrolling interest	$ 0.03	$ (0.13)	$ (0.03)	$ (0.20)	$ (1.38)	$ (0.26)	$ (0.62)	$ 0.10	$ (0.32)	$ (2.15)	$ 0.80
Income (loss) from discontinued operations, net of tax											$ 0.01
Net income (loss) attributable to McDermott International, Inc.	$ 0.03	$ (0.13)	$ (0.03)	$ (0.20)	$ (1.38)	$ (0.26)	$ (0.62)	$ 0.10	$ (0.32)	$ (2.15)	$ 0.82